Operating expenses - Restructuring (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Staff costs	£ 83	£ 44	£ 81
Premises and depreciation	104	(3)	523
Other	31	29	112
Restructuring costs	£ 218	£ 70	£ 716